Impairments - Loss Allowance (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and off balance
Provision ratio (percent)	0.23%	0.15%
Stage 1
Loans and off balance
Provision ratio (percent)	0.02%	0.02%
Lifetime expected credit losses | Stage 2
Loans and off balance
Provision ratio (percent)	0.74%	0.18%
Lifetime expected credit losses | Stage 3
Loans and off balance
Provision ratio (percent)	6.03%	3.25%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 355,038	kr 350,246	kr 346,506
of which guaranteed (percent)	68.30%	67.30%
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	kr 263,517	kr 283,931
Gross carrying amount | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	47,492	48,732
Gross carrying amount | Loans to credit institutions
Loans and off balance
Loans and off balance	15,011	10,328
Gross carrying amount | Loans to the public
Loans and off balance
Loans and off balance	201,014	224,871
Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	91,520	66,315
Gross carrying amount | Guarantees
Loans and off balance
Loans and off balance	9,896	9,428
Gross carrying amount | Committed undisbursed loans
Loans and off balance
Loans and off balance	81,624	56,887
Gross carrying amount | Stage 1
Loans and off balance
Loans and off balance	kr 298,275	kr 289,986	278,263
of which guaranteed (percent)	64.40%	61.90%
Gross carrying amount | Stage 1 | Loans
Loans and off balance
Loans and off balance	kr 222,137	kr 245,998
Gross carrying amount | Stage 1 | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	46,131	48,665
Gross carrying amount | Stage 1 | Loans to credit institutions
Loans and off balance
Loans and off balance	15,011	10,328
Gross carrying amount | Stage 1 | Loans to the public
Loans and off balance
Loans and off balance	160,994	187,005
Gross carrying amount | Stage 1 | Off-balance
Loans and off balance
Loans and off balance	76,138	43,988
Gross carrying amount | Stage 1 | Guarantees
Loans and off balance
Loans and off balance	9,729	7,533
Gross carrying amount | Stage 1 | Committed undisbursed loans
Loans and off balance
Loans and off balance	66,409	36,455
Gross carrying amount | Lifetime expected credit losses | Stage 2
Loans and off balance
Loans and off balance	kr 50,803	kr 48,382	54,290
of which guaranteed (percent)	91.80%	94.20%
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Loans
Loans and off balance
Loans and off balance	kr 35,421	kr 30,678
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	1,361	67
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Loans to the public
Loans and off balance
Loans and off balance	34,060	30,611
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Off-balance
Loans and off balance
Loans and off balance	15,382	17,704
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Guarantees
Loans and off balance
Loans and off balance	168	1,895
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Committed undisbursed loans
Loans and off balance
Loans and off balance	15,214	15,809
Gross carrying amount | Lifetime expected credit losses | Stage 3
Loans and off balance
Loans and off balance	kr 5,960	kr 11,878	13,953
of which guaranteed (percent)	80.70%	94.30%
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans
Loans and off balance
Loans and off balance	kr 5,960	kr 7,255
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans to the public
Loans and off balance
Loans and off balance	5,960	7,255
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Off-balance
Loans and off balance
Loans and off balance		4,623
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Committed undisbursed loans
Loans and off balance
Loans and off balance		4,623
Accumulated impairment
Loans and off balance
Loans and off balance	(807)	(526)	(795)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(805)	(523)
Accumulated impairment | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(7)	(6)
Accumulated impairment | Loans to credit institutions
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Loans to the public
Loans and off balance
Loans and off balance	(798)	(517)
Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(2)	(3)
Accumulated impairment | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Committed undisbursed loans
Loans and off balance
Loans and off balance	(1)	(3)
Accumulated impairment | Stage 1
Loans and off balance
Loans and off balance	(69)	(54)	(167)
Accumulated impairment | Stage 1 | Loans
Loans and off balance
Loans and off balance	(68)	(51)
Accumulated impairment | Stage 1 | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(6)	(6)
Accumulated impairment | Stage 1 | Loans to credit institutions
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Stage 1 | Loans to the public
Loans and off balance
Loans and off balance	(62)	(45)
Accumulated impairment | Stage 1 | Off-balance
Loans and off balance
Loans and off balance	(2)	(3)
Accumulated impairment | Stage 1 | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Stage 1 | Committed undisbursed loans
Loans and off balance
Loans and off balance	(1)	(3)
Accumulated impairment | Lifetime expected credit losses | Stage 2
Loans and off balance
Loans and off balance	(378)	(86)	(61)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans
Loans and off balance
Loans and off balance	(378)	(86)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(1)	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans to credit institutions
Loans and off balance
Loans and off balance	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans to the public
Loans and off balance
Loans and off balance	(377)	(86)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Off-balance
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Committed undisbursed loans
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3
Loans and off balance
Loans and off balance	(359)	(386)	kr (567)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans
Loans and off balance
Loans and off balance	(359)	(386)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans to the public
Loans and off balance
Loans and off balance	kr (359)	(386)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Off-balance
Loans and off balance
Loans and off balance		0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Committed undisbursed loans
Loans and off balance
Loans and off balance		kr 0